As filed with the Securities and Exchange Commission on November 29, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22397

IronBridge Funds, Inc.
  (Exact name of registrant as specified in charter)

One Parkview Plaza
Suite 700
Oakbrook Terrace, Illinois 60181
  (Address of principal executive offices) (Zip code)

Walter H. Clark
One Parkview Plaza, Suite 700
Oakbrook Terrace, Illinois 60181
  (Name and address of agent for service)

(630) 684-8300
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2018

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments.

IronBridge Small Cap Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 96.2%
	Aerospace & Defense - 2.8%
21,464	Curtiss-Wright Corp.	$2,243,847
31,956	Esterline Technologies Corp. (a)	2,880,833
56,413	Mercury Systems, Inc. (a)	2,926,706
		8,051,386

	Auto Components - 1.1%
53,492	Tenneco, Inc.	3,245,360

	Banks - 14.1%
121,517	BankUnited, Inc.	4,322,360
106,720	Banner Corp.	6,539,802
109,819	Columbia Banking System, Inc.	4,624,478
31,427	Cullen/Frost Bankers, Inc.	2,983,051
150,846	CVB Financial Corp.	3,645,948
352,487	Investors Bancorp, Inc.	4,807,923
85,448	PacWest Bancorp	4,315,978
88,360	Seacoast Banking Corp. of Florida (a)	2,110,920
84,922	TriCo Bancshares	3,460,571
63,342	Webster Financial Corp.	3,328,622
		40,139,653

	Biotechnology - 5.8%
10,230	Bluebird Bio, Inc. (a)	1,405,090
11,180	Clovis Oncology, Inc. (a)	921,232
52,156	Intrexon Corp. (a)	991,486
29,910	Ionis Pharmaceuticals, Inc. (a)	1,516,437
15,880	Juno Therapeutics, Inc. (a)	712,377
15,032	Kite Pharma, Inc. (a)	2,702,904
21,153	Neurocrine Biosciences, Inc. (a)	1,296,256
68,582	Repligen Corp. (a)	2,628,062
15,986	Sage Therapeutics, Inc. (a)	995,928
15,950	Seattle Genetics, Inc. (a)	867,839
6,380	Spark Therapeutics, Inc. (a)	568,841
8,655	TESARO, Inc. (a)	1,117,361
15,051	Ultragenyx Pharmaceutical, Inc. (a)	801,616
		16,525,429

	Building Products - 0.9%
36,574	Gibraltar Industries, Inc. (a)	1,139,280
15,230	Universal Forest Products, Inc.	1,494,977
		2,634,257

	Capital Markets - 0.6%
30,219	Stifel Financial Corp.	1,615,508

	Chemicals - 3.1%
6,848	NewMarket Corp.	2,915,536
43,422	PolyOne Corp.	1,738,183
55,569	Sensient Technologies Corp.	4,274,367
		8,928,086

	Commercial Services & Supplies - 1.1%
16,300	Healthcare Services Group, Inc.	879,711
28,471	Multi-Color Corp.	2,333,198
		3,212,909

	Construction & Engineering - 1.0%
18,826	Valmont Industries, Inc.	2,976,391

	Containers & Packaging - 1.0%
32,325	AptarGroup, Inc.	2,789,971

	Distributors - 1.0%
26,852	Pool Corp.	2,904,581

	Diversified Consumer Services - 1.2%
41,354	Bright Horizons Family Solutions, Inc. (a)	3,565,128

	Electrical Equipment - 0.9%
37,671	EnerSys, Inc.	2,605,703

	Electronic Equipment, Instruments & Components - 4.3%
53,463	II-VI, Inc. (a)	2,200,003
14,016	IPG Photonics Corp. (a)	2,593,801
24,249	Littelfuse, Inc.	4,749,894
21,132	SYNNEX Corp.	2,673,409
		12,217,107

	Energy Equipment & Services - 0.9%
69,023	CARBO Ceramics, Inc. (a)	595,668
190,326	Superior Energy Services, Inc. (a)	2,032,682
		2,628,350

	Equity Real Estate Investment - 5.2%
98,954	Acadia Realty Trust	2,832,063
24,206	EastGroup Properties, Inc.	2,133,033
141,385	Equity Commonwealth (a)	4,298,104
327,515	Investors Real Estate Trust	2,001,117
121,892	LaSalle Hotel Properties	3,537,306
		14,801,623

	Food & Staples Retailing - 1.5%
40,101	Casey's General Stores, Inc.	4,389,054

	Food Products - 1.2%
27,011	J&J Snack Foods Corp.	3,546,544

	Gas Utilities - 1.4%
82,158	UGI Corp.	3,849,924

	Health Care Equipment & Supplies - 5.3%
14,093	ABIOMED, Inc. (a)	2,376,080
32,961	Cantel Medical Corp.	3,103,937
61,867	Integra LifeSciences Holdings Corp. (a)	3,123,046
28,992	Neogen Corp. (a)	2,245,720
43,149	West Pharmaceutical Services, Inc.	4,153,523
		15,002,306

	Health Care Providers & Services - 1.0%
32,457	HealthEquity, Inc. (a)	1,641,675
23,121	LifePoint Hospitals, Inc. (a)	1,338,706
		2,980,381

	Health Care Technology - 1.4%
22,541	Medidata Solutions, Inc. (a)	1,759,551
43,664	Omnicell, Inc. (a)	2,229,047
		3,988,598

	Hotels, Restaurants & Leisure - 3.1%
9,781	Buffalo Wild Wings, Inc. (a)	1,033,852
34,327	Vail Resorts, Inc.	7,830,675
		8,864,527

	Household Durables - 0.8%
24,872	Helen Of Troy Ltd. (a)	2,410,097

	Information Technology Services - 2.0%
54,343	Jack Henry & Associates, Inc.	5,585,917

	Insurance - 4.2%
77,641	American Financial Group, Inc.	8,031,962
53,536	Argo Group International Holdings Ltd.	3,292,464
15,649	Stewart Information Services Corp.	590,906
		11,915,332

	Life Sciences Tools & Services - 1.6%
39,062	Cambrex Corp. (a)	2,148,410
226,610	NeoGenomics, Inc. (a)	2,522,169
		4,670,579

	Machinery - 5.2%
47,418	IDEX Corp.	5,759,865
57,085	ITT, Inc.	2,527,153
23,080	Kadant, Inc.	2,274,534
40,373	Kornit Digital Ltd. (a)	617,707
41,412	Lincoln Electric Holdings, Inc.	3,796,652
		14,975,911

	Metals & Mining - 1.7%
99,309	Carpenter Technology Corp.	4,769,811

	Mortgage Real Estate Investment - 1.3%
230,384	Redwood Trust, Inc.	3,752,955

	Multi-Utilities - 1.1%
44,366	Black Hills Corp.	3,055,486

	Oil, Gas & Consumable Fuels - 1.8%
77,522	Carrizo Oil & Gas, Inc. (a)	1,327,952
69,375	Energen Corp. (a)	3,793,425
		5,121,377

	Real Estate Management & Development - 1.2%
70,936	Alexander & Baldwin, Inc.	3,286,465

	Semiconductors & Semiconductor Equipment - 5.0%
300,310	Cypress Semiconductor Corp.	4,510,656
39,958	Microsemi Corp. (a)	2,057,038
53,874	MKS Instruments, Inc.	5,088,399
23,891	Monolithic Power Systems, Inc.	2,545,586
		14,201,679

	Software - 7.3%
46,035	CommVault Systems, Inc. (a)	2,798,928
26,380	Digimarc Corp. (a)	965,508
25,898	Fair Isaac Corp. (a)	3,638,669
41,316	Guidewire Software, Inc. (a)	3,216,864
24,638	Proofpoint, Inc. (a)	2,148,926
83,156	PTC, Inc. (a)	4,680,020
19,898	Tyler Technologies, Inc. (a)	3,468,619
		20,917,534

	Specialty Retail - 1.0%
50,476	Monro Muffler Brake, Inc.	2,829,180

	Textiles, Apparel & Luxury Goods - 2.1%
39,936	Columbia Sportswear Co.	2,459,259
118,819	Wolverine World Wide, Inc.	3,427,928
		5,887,187

	TOTAL COMMON STOCKS
	(Cost $192,670,586)	$274,842,286

	SHORT-TERM INVESTMENTS - 4.7%
	MONEY MARKET - 4.7%
13,303,016	STIT-Treasury Obligations Portfolio - 0.88% (b)	13,303,016
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $13,303,016)	$13,303,016
	TOTAL INVESTMENTS - 100.9%
	(Cost $205,973,602)	288,145,302
	Liabilities in Excess of Other Assets - (0.9)%	(2,425,034)
	TOTAL NET ASSETS - 100.0%	$285,720,268

(a)	Non-Income Producing.
(b)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by the fund's administrator.

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows*:

Cost of investments	$205,973,602
Gross unrealized appreciation	90,254,501
Gross unrealized depreciation	(8,082,801)
Net unrealized appreciation	$82,171,700

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

IronBridge SMID Cap Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 97.7%
	Aerospace & Defense - 2.1%
30,200	Esterline Technologies Corp. (a)	$2,722,530
21,660	HEICO Corp.	1,945,285
10,242	Teledyne Technologies, Inc. (a)	1,630,321
		6,298,136

	Auto Components - 1.0%
25,270	Visteon Corp. (a)	3,127,668

	Banks - 9.9%
32,873	Cullen/Frost Bankers, Inc.	3,120,305
72,130	First Republic Bank	7,534,700
423,650	Investors Bancorp, Inc.	5,778,586
51,970	Pinnacle Financial Partners, Inc.	3,479,392
26,883	SVB Financial Group (a)	5,029,540
85,380	Webster Financial Corp.	4,486,719
		29,429,242

	Biotechnology - 4.2%
52,770	Intrexon Corp. (a)	1,003,158
25,560	Ionis Pharmaceuticals, Inc. (a)	1,295,892
23,140	Juno Therapeutics, Inc. (a)	1,038,060
11,970	Kite Pharma, Inc. (a)	2,152,326
19,600	Neurocrine Biosciences, Inc. (a)	1,201,088
66,800	Repligen Corp. (a)	2,559,776
11,420	Sage Therapeutics, Inc. (a)	711,466
19,342	Seattle Genetics, Inc. (a)	1,052,398
4,210	TESARO, Inc. (a)	543,511
16,270	Ultragenyx Pharmaceutical, Inc. (a)	866,540
		12,424,215

	Building Products - 0.4%
40,700	Gibraltar Industries, Inc. (a)	1,267,805

	Capital Markets - 1.1%
8,800	MarketAxess Holdings, Inc.	1,623,688
31,931	Stifel Financial Corp.	1,707,031
		3,330,719

	Chemicals - 4.4%
19,035	International Flavors & Fragrances, Inc.	2,720,292
6,912	NewMarket Corp.	2,942,784
58,980	RPM International, Inc.	3,028,033
54,853	Sensient Technologies Corp.	4,219,293
		12,910,402

	Commercial Services & Supplies - 1.9%
24,810	Brink's Co. (The)	2,090,242
100,090	Copart, Inc. (a)	3,440,093
		5,530,335

	Construction & Engineering - 1.4%
25,755	Valmont Industries, Inc.	4,071,866

	Construction Materials - 1.5%
40,480	Eagle Materials, Inc.	4,319,216

	Containers & Packaging - 1.3%
40,150	Avery Dennison Corp.	3,948,351

	Electrical Equipment - 0.3%
16,364	AZZ, Inc.	796,927

	Electronic Equipment, Instruments & Components - 3.9%
44,580	II-VI, Inc. (a)	1,834,467
23,553	Littelfuse, Inc.	4,613,562
22,479	SYNNEX Corp.	2,843,818
56,331	Trimble, Inc. (a)	2,210,992
		11,502,839

	Energy Equipment & Services - 1.3%
44,460	Oil States International, Inc. (a)	1,127,061
248,450	Superior Energy Services, Inc. (a)	2,653,446
		3,780,507

	Equity Real Estate Investment - 6.1%
82,590	Acadia Realty Trust	2,363,726
42,210	Alexandria Real Estate Equities, Inc.	5,021,724
25,200	EastGroup Properties, Inc.	2,220,624
152,440	Equity Commonwealth (a)	4,634,176
128,710	LaSalle Hotel Properties	3,735,164
		17,975,414

	Food & Staples Retailing - 1.6%
42,115	Casey's General Stores, Inc.	4,609,487

	Food Products - 0.7%
35,250	Pinnacle Foods, Inc.	2,015,243

	Gas Utilities - 1.9%
117,664	UGI Corp.	5,513,735

	Health Care Equipment & Supplies - 5.8%
11,370	ABIOMED, Inc. (a)	1,916,982
34,546	Cantel Medical Corp.	3,253,197
18,810	IDEXX Laboratories, Inc. (a)	2,924,767
18,970	Teleflex, Inc.	4,590,171
46,805	West Pharmaceutical Services, Inc.	4,505,449
		17,190,566

	Health Care Providers & Services - 0.6%
34,090	HealthEquity, Inc. (a)	1,724,272

	Health Care Technology - 0.7%
24,940	Medidata Solutions, Inc. (a)	1,946,816

	Hotels, Restaurants & Leisure - 3.3%
14,310	Buffalo Wild Wings, Inc. (a)	1,512,567
36,627	Vail Resorts, Inc.	8,355,351
		9,867,918

	Household Durables - 1.7%
1,771	NVR, Inc. (a)	5,056,205

	Household Products - 2.2%
134,974	Church & Dwight Co., Inc.	6,539,490

	Industrial Conglomerates - 1.0%
29,390	Carlisle Cos., Inc.	2,947,523

	Information Technology Services - 4.1%
25,810	Gartner, Inc. (a)	3,211,022
88,555	Jack Henry & Associates, Inc.	9,102,569
		12,313,591

	Insurance - 7.0%
4,449	Alleghany Corp. (a)	2,464,791
84,442	American Financial Group, Inc.	8,735,525
61,690	FNF Group	2,927,807
6,333	Markel Corp. (a)	6,763,517
		20,891,640

	Life Sciences Tools & Services - 0.8%
41,550	Cambrex Corp. (a)	2,285,250

	Machinery - 6.0%
70,410	Barnes Group, Inc.	4,959,680
39,720	IDEX Corp.	4,824,788
59,695	ITT, Inc.	2,642,698
21,168	Snap-on, Inc.	3,154,244
28,030	Wabtec Corp.	2,123,273
		17,704,683

	Marine - 0.5%
24,053	Kirby Corp. (a)	1,586,295

	Metals & Mining - 0.8%
72,350	Steel Dynamics, Inc.	2,493,905

	Mortgage Real Estate Investment - 0.9%
166,000	Redwood Trust, Inc.	2,704,140

	Multiline Retail - 1.0%
62,420	Nordstrom, Inc.	2,943,103

	Multi-Utilities - 1.6%
101,160	CMS Energy Corp.	4,685,731

	Oil, Gas & Consumable Fuels - 2.2%
103,630	Carrizo Oil & Gas, Inc. (a)	1,775,182
89,740	Energen Corp. (a)	4,906,983
		6,682,165

	Real Estate Management & Development - 1.3%
81,034	Alexander & Baldwin, Inc.	3,754,305

	Road & Rail - 1.7%
45,327	Old Dominion Freight Line, Inc.	4,990,956

	Semiconductors & Semiconductor Equipment - 3.5%
155,258	Cypress Semiconductor Corp.	2,331,975
33,310	Microsemi Corp. (a)	1,714,799
41,390	MKS Instruments, Inc.	3,909,285
23,660	Monolithic Power Systems, Inc.	2,520,973
		10,477,032

	Software - 5.4%
47,190	CommVault Systems, Inc. (a)	2,869,152
24,800	Fair Isaac Corp. (a)	3,484,400
26,413	Proofpoint, Inc. (a)	2,303,742
63,250	PTC, Inc. (a)	3,559,710
22,100	Tyler Technologies, Inc. (a)	3,852,472
		16,069,476

	Textiles, Apparel & Luxury Goods - 0.6%
61,610	Wolverine World Wide, Inc.	1,777,449

	TOTAL COMMON STOCKS
	(Cost $213,732,783)	$289,484,618

	SHORT-TERM INVESTMENTS - 3.1%
	MONEY MARKET - 3.1%
9,254,587	STIT-Treasury Obligations Portfolio - 0.88% (b)	9,254,587
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $9,254,587)	$9,254,587
	TOTAL INVESTMENTS - 100.8%
	(Cost $222,987,370)	298,739,205
	Liabilities in Excess of Other Assets - (0.8)%	(2,421,901)
	TOTAL NET ASSETS - 100.0%	$296,317,304

(a)	Non-Income Producing.
(b)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by the fund's administrator.

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows*:

Cost of investments	$222,987,370
Gross unrealized appreciation	84,386,211
Gross unrealized depreciation	(8,634,376)
Net unrealized appreciation	$75,751,835

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

IronBridge Large Cap Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 98.0%
	Banks - 8.1%
12,520	Citigroup, Inc.	$910,705
6,765	First Republic Bank	706,672
21,535	Wells Fargo & Co.	1,187,655
		2,805,032

	Biotechnology - 2.2%
5,200	Celgene Corp. (a)	758,264

	Capital Markets - 2.0%
2,854	The Goldman Sachs Group, Inc.	676,940

	Chemicals - 2.8%
4,430	Ecolab, Inc.	569,742
8,060	RPM International, Inc.	413,801
		983,543

	Communications Equipment - 1.5%
15,480	Cisco Systems, Inc.	520,592

	Consumer Finance - 2.1%
8,110	American Express Co.	733,631

	Diversified Telecommunication Services - 1.7%
12,130	Verizon Communications, Inc.	600,314

	Electric Utilities - 2.4%
5,695	NextEra Energy, Inc.	834,602

	Electrical Equipment - 1.8%
9,720	AMETEK, Inc.	641,909

	Electronic Equipment, Instruments & Components - 2.1%
8,492	Amphenol Corp. - Class A	718,763

	Energy Equipment & Services - 1.3%
6,490	Schlumberger Ltd.	452,742

	Equity Real Estate Investment - 2.7%
1,950	Public Storage	417,281
3,240	Simon Property Group, Inc.	521,672
		938,953

	Food & Staples Retailing - 4.3%
3,595	Costco Wholesale Corp.	590,623
11,480	Wal-Mart Stores, Inc.	897,047
		1,487,670

	Food Products - 0.9%
7,530	Archer-Daniels-Midland Co.	320,100

	Health Care Equipment & Supplies - 3.3%
9,296	Danaher Corp.	797,411
327	Intuitive Surgical, Inc. (a)	342,003
		1,139,414

	Health Care Technology - 1.2%
5,760	Cerner Corp. (a)	410,803

	Hotels, Restaurants & Leisure - 1.4%
9,250	Starbucks Corp.	496,818

	Household Durables - 1.7%
14,100	Newell Brands, Inc.	601,647

	Household Products - 2.5%
18,000	Church & Dwight Co., Inc.	872,100

	Industrial Conglomerates - 4.1%
41,570	General Electric Co.	1,005,162
1,727	Roper Industries, Inc.	420,352
		1,425,514

	Information Technology Services - 4.1%
6,480	Jack Henry & Associates, Inc.	666,079
7,050	Visa, Inc. - Class A	741,942
		1,408,021

	Insurance - 4.0%
9,350	Lincoln National Corp.	687,038
650	Markel Corp. (a)	694,187
		1,381,225

	Internet & Direct Marketing - 2.1%
744	Amazon.com, Inc. (a)	715,244

	Internet Software & Services - 4.8%
630	Alphabet, Inc. - Class A (a)	613,444
522	Alphabet, Inc. - Class C (a)	500,656
3,300	Facebook, Inc. - Class A (a)	563,871
		1,677,971

	Life Sciences Tools & Services - 2.2%
4,067	Thermo Fisher Scientific, Inc.	769,476

	Machinery - 1.6%
7,863	Fortive Corp.	556,622

	Media - 2.3%
20,690	Comcast Corp. - Class A	796,151

	Metals & Mining - 1.2%
7,450	Nucor Corp.	417,498

	Oil, Gas & Consumable Fuels - 5.0%
7,580	EOG Resources, Inc.	733,289
15,850	Occidental Petroleum Corp.	1,017,729
		1,751,018

	Pharmaceuticals - 7.5%
7,640	Eli Lilly & Co.	653,526
9,530	Johnson & Johnson	1,238,995
10,870	Zoetis, Inc.	693,071
		2,585,592

	Road & Rail - 3.0%
8,853	Union Pacific Corp.	1,026,682

	Software - 4.5%
15,780	Microsoft Corp.	1,175,452
2,120	Tyler Technologies, Inc. (a)	369,559
		1,545,011

	Specialty Retail - 3.2%
4,380	The Home Depot, Inc.	716,393
6,310	Tractor Supply Co.	399,360
		1,115,753

	Technology Hardware, Storage & Peripherals - 2.4%
5,495	Apple, Inc.	846,889

	TOTAL COMMON STOCKS
	(Cost $26,024,297)	$34,012,504

	SHORT-TERM INVESTMENTS - 2.0%
	MONEY MARKET - 2.0%
687,135	STIT-Treasury Obligations Portfolio - 0.88% (b)	687,135
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $687,135)	$687,135
	TOTAL INVESTMENTS - 100.0%
	(Cost $26,711,432)	34,699,639
	Other Assets in Excess of Liabilities - 0.0%	7,636
	TOTAL NET ASSETS - 100.0%	$34,707,275

(a)	Non-Income Producing.
(b)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by the fund's administrator.

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows*:

Cost of investments	$26,711,432
Gross unrealized appreciation	8,658,968
Gross unrealized depreciation	(670,761)
Net unrealized appreciation	$7,988,207

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Investment Valuation
Equity securities for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are primarily traded. Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent sale price. Shares of underlying mutual funds are valued at their respective NAVs. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In certain countries, market maker prices, usually the mean between the bid and ask prices, are used. In certain circumstances, such as when a significant event occurs in a foreign market so that the last sale price no longer reflects actual value, the fair value of these securities may be determined using fair valuation procedures approved by the Board of Directors (the “Board”). Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by RMB pursuant to guidelines established by the Board.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

     Level 2 - Other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, and fair value estimates for foreign securities, and changes in benchmark securities indices).

Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2017:

IronBridge Small Cap Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks*	$274,842,286	$-	$-	$274,842,286
Total Equity	274,842,286	-	-	274,842,286
Short-Term Investments	13,303,016	-	-	13,303,016
Total Investments in Securities	$288,145,302	$-	$-	$288,145,302

IronBridge SMID Cap Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks*	$289,484,618	$-	$-	$289,484,618
Total Equity	289,484,618	-	-	289,484,618
Short-Term Investments	9,254,587	-	-	9,254,587
Total Investments in Securities	$298,739,205	$-	$-	$298,739,205

IronBridge Large Cap Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks*	$34,012,504	$-	$-	$34,012,504
Total Equity	34,012,504	-	-	34,012,504
Short-Term Investments	687,135	-	-	687,135
Total Investments in Securities	$34,699,639	$-	$-	$34,699,639

*See Funds' Schedule of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IronBridge Funds, Inc.

By  /s/ Walter H. Clark
Walter H. Clark, President

Date  November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Walter H. Clark
Walter H. Clark, President

Date  November 27, 2017

By  /s/ Maher Harb
Maher Harb, Chief Financial Officer and Treasurer

Date  November 27, 2017